UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-02151

              Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York  10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bancroft Fund Ltd.

First Quarter Report — January 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended January 31, 2017, the net asset value (“NAV”) total return of the Bancroft Fund was 6.5%, compared with total returns of 6.6% and 4.2% for the Bank of America Merrill Lynch U.S. Convertibles Index and the Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 5.1%. The Fund’s NAV per share was $22.91, while the price of the publicly traded shares closed at $21.33 on the NYSE MKT.

Enclosed is the schedule of investments as of January 31, 2017.

Comparative Results

Average Annual Returns through January 31, 2017 (a)(b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year		Since Inception (04/20/71)
Bancroft Fund Ltd.
NAV Total Return (d)	6.48%	18.47%	5.90%	8.88%	5.62%	(c)	8.85%	(c)
Investment Total Return (e)	5.13	33.99	10.46	10.66	6.68		9.58
Bank of America Merrill Lynch U.S. Convertibles Index	6.59	20.64	5.77	10.32	6.49		N/A(f)
Bloomberg Barclays Balanced U.S. Convertibles Index	4.16	14.55	8.27	6.80	4.45		N/A(g)
Standard & Poor’s (“S&P”) 500 Index	7.76	20.04	10.85	14.09	6.99		10.24(h)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. NAV returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)	Total return and average annual returns have not been adjusted for the 2008 tender offer.
(d)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial NAV of $22.92.

(e)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial offering price of $25.00.

(f)	The Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(g)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.
(h)	From April 30, 1971, the date closest to the Fund’s inception for which data are available.

Bancroft Fund Ltd.

Schedule of Investments — January 31, 2017 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 71.2%
	Aerospace — 1.0%
$ 1,500,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23(a)	$1,490,625

	Automotive — 0.7%
1,000,000	Tesla Inc., 1.250%, 03/01/21	949,375

	Business Services — 2.8%
2,000,000	Blucora Inc., 4.250%, 04/01/19	1,996,250
2,084,000	Macquarie Infrastructure Corp., 2.000%, 10/01/23	2,055,345

		4,051,595

	Cable and Satellite — 2.0%
2,500,000	DISH Network Corp., 3.375%, 08/15/26(a)	2,932,813

	Communications Equipment — 4.3%
2,000,000	Harmonic Inc., 4.000%, 12/01/20	2,325,000
1,000,000	Infinera Corp., 1.750%, 06/01/18	1,060,000
2,000,000	InterDigital, Inc., 1.500%, 03/01/20	2,763,750

		6,148,750

	Computer Software and Services — 15.6%
1,500,000	Bottomline Technologies de Inc., 1.500%, 12/01/17	1,562,813
2,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	2,225,000
1,500,000	EnerNOC Inc., 2.250%, 08/15/19	1,176,563
1,950,000	MercadoLibre Inc., 2.250%, 07/01/19	3,061,500
1,048,000	Nice Systems Inc., 1.250%, 01/15/24(a)	1,122,670
1,500,000	Nuance Communications Inc., 1.000%, 12/15/35	1,401,563
2,000,000	Proofpoint Inc., 0.750%, 06/15/20	2,401,250
1,000,000	PROS Holdings Inc., 2.000%, 12/01/19	996,250
725,000	Red Hat Inc., 0.250%, 10/01/19	877,250
2,000,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	2,096,250
1,500,000	The Priceline Group Inc., 1.000%, 03/15/18	2,527,500
2,000,000	Web.com Group Inc., 1.000%, 08/15/18	1,927,500

Principal Amount		Market Value
$ 1,000,000	Zillow Group Inc., 2.000%, 12/01/21(a)	$1,010,625

		22,386,734

	Consumer Products — 0.3%
616,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)(b)	480,865

	Consumer Services — 2.5%
1,250,000	Carriage Services Inc., 2.750%, 03/15/21	1,575,000
2,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	2,062,500

		3,637,500

	Diversified Industrial — 2.2%
1,000,000	Kaman Corp., 3.250%, 11/15/17(a)	1,523,125
1,000,000	TimkenSteel Corp., 6.000%, 06/01/21	1,587,500

		3,110,625

	Energy and Utilities — 4.6%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	994,687
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26(a)	1,605,937
750,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	667,500
259,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21†	0
667,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	737,035
2,000,000	SunPower Corp., 4.000%, 01/15/23	1,462,500
1,000,000	Weatherford International Ltd., 5.875%, 07/01/21	1,121,875

		6,589,534

	Entertainment — 2.0%
1,375,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	1,100,000
218,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23(a)	222,496
1,500,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	1,515,000

		2,837,496

	Financial Services — 3.0%
1,000,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22(a)	1,008,750
2,000,000	BlackRock Capital Investment Corp., 5.500%, 02/15/18	2,051,250

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2017 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 1,250,000	Encore Capital Group Inc., 3.000%, 07/01/20	$1,202,344

		4,262,344

	Health Care — 14.4%
1,000,000	Amicus Therapeutics Inc., 3.000%, 12/15/23(a)	1,097,500
750,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	877,969
750,000	Array BioPharma Inc., 3.000%, 06/01/20	1,241,250
750,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	722,344
500,000	Incyte Corp., 1.250%, 11/15/20	1,204,687
1,334,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	1,233,116
1,500,000	Ironwood Pharmaceuticals Inc., 2.250%, 06/15/22	1,674,375
500,000	Jazz Investments I Ltd., 1.875%, 08/15/21	504,687
1,750,000	Molina Healthcare Inc., 1.625%, 08/15/44	2,038,750
1,000,000	NuVasive Inc., 2.250%, 03/15/21(a)	1,321,250
1,250,000	Quidel Corp., 3.250%, 12/15/20	1,215,625
668,000	Repligen Corp., 2.125%, 06/01/21	765,695
1,000,000	Sucampo Pharmaceuticals Inc., 3.250%, 12/15/21(a)	978,125
1,000,000	Teligent Inc., 3.750%, 12/15/19	956,250
	The Medicines Co.,
1,000,000	2.500%, 01/15/22	1,257,500
1,000,000	2.750%, 07/15/23(a)	1,009,375
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	1,104,375
1,750,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	1,547,656

		20,750,529

	Metals and Mining — 0.8%
600,000	Royal Gold Inc., 2.875%, 06/15/19	657,000
500,000	RTI International Metals Inc., 1.625%, 10/15/19	548,125

		1,205,125

Principal Amount		Market Value
	Real Estate Investment Trusts — 2.1%
$ 1,000,000	Colony NorthStar Inc., 5.000%, 04/15/23	$1,040,625
2,000,000	IAS Operating Partnership LP, 5.000%, 03/15/18(a)	2,037,500

		3,078,125

	Semiconductors — 9.8%
800,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	1,199,000
2,000,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	2,310,000
2,000,000	Inphi Corp., 1.125%, 12/01/20	2,640,000
2,000,000	Knowles Corp., 3.250%, 11/01/21(a)	2,437,500
1,500,000	Micron Technology Inc., 3.000%, 11/15/43	1,542,187
2,000,000	NXP Semiconductors NV, 1.000%, 12/01/19	2,276,250
1,500,000	Teradyne Inc., 1.250%, 12/15/23(a)	1,700,625

		14,105,562

	Telecommunications — 1.6%
1,250,000	Alaska Communications Systems Group Inc., 6.250%, 05/01/18	1,243,750
1,000,000	Dycom Industries Inc., 0.750%, 09/15/21	1,092,500

		2,336,250

	Transportation — 1.5%
2,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	2,082,500

	TOTAL CONVERTIBLE CORPORATE BONDS	102,436,347

Shares
	CONVERTIBLE PREFERRED STOCKS — 7.7%
	Agriculture — 1.1%
15,000	Bunge Ltd., 4.875%	1,500,000

	Business Services — 0.4%
711,039	Amerivon Holdings LLC, 4.000%	585,896
272,728	Amerivon Holdings LLC, common equity units	16,364

		602,260

	Financial Services — 4.5%
2,000	Bank of America Corp., 7.250%	2,384,500
1,250	Huntington Bancshares, Inc., 8.500%	1,725,000

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2017 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services (Continued)
2,000	Wells Fargo & Co., 7.500%	$2,402,100

		6,511,600

	Food and Beverage — 0.6%
5,000	Post Holdings Inc., 3.750%	904,375

	Real Estate Investment Trusts — 1.1%
26,500	Welltower Inc., 6.500%	1,589,735

	TOTAL CONVERTIBLE PREFERRED STOCKS	11,107,970

	MANDATORY CONVERTIBLE SECURITIES (c) — 20.2%
	Computer Software and Services — 0.9%
10,000	MTS Systems Corp., 8.750%, 07/01/19	1,330,400

	Diversified Industrial — 1.1%
30,100	Rexnord Corp., 5.750%, 11/15/19	1,597,708

	Energy and Utilities — 4.8%
20,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	867,800
20,000	Dominion Resources Inc., 6.375%, 07/01/17	1,012,600
20,000	Dominion Resources, Inc., 6.750%, 08/15/19	1,015,000
18,600	DTE Energy Co., 6.500%, 10/01/19	986,358
24,666	Hess Corp., 8.000%, 02/01/19	1,590,710
25,000	NextEra Energy Inc., 6.371%, 09/01/18	1,473,000

		6,945,468

	Financial Services — 4.0%
30,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	3,706,950
40,000	New York Community Capital Trust V, 6.000%, 11/01/51	2,006,800

		5,713,750

	Food and Beverage — 1.2%
25,000	Tyson Foods Inc., 4.750%, 07/15/17	1,704,000

	Health Care — 3.6%
1,200	Allergan plc, 5.500%, 03/01/18	949,788

Shares		Market Value
30,000	Anthem Inc., 5.250%, 05/01/18	$1,453,200
16,500	Envision Healthcare Corp., 5.250%, 07/01/17	2,073,060
1,000	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	616,600

		5,092,648

	Real Estate Investment Trusts — 1.4%
20,000	American Tower Corp., 5.500%, 02/15/18	2,016,600

	Telecommunications — 1.8%
35,000	Frontier Communications Corp., 11.125%, 06/29/18	2,558,850

	Wireless Communications — 1.4%
20,000	T-Mobile US Inc., 5.500%, 12/15/17	2,043,200

	TOTAL MANDATORY CONVERTIBLE SECURITIES	29,002,624

	COMMON STOCKS — 0.9%
	Energy and Utilities — 0.0%
92	Goodrich Petroleum Corp.†	1,293

	Real Estate Investment Trusts — 0.9%
15,060	Crown Castle International Corp.	1,322,720

	TOTAL COMMON STOCKS	1,324,013

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
982	Goodrich Petroleum Corp., expire 12/10/26†	0

	TOTAL INVESTMENTS — 100.0% (Cost $131,951,676)	$143,870,954

	Aggregate tax cost	$132,038,167

	Gross unrealized appreciation	$14,829,389
	Gross unrealized depreciation	(2,996,602)

	Net unrealized appreciation/depreciation	$11,832,787

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the market value of Rule 144A securities amounted to $35,203,766 or 24.47% of total investments

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2017 (Unaudited)

(b)

At January 31, 2017, the Fund held an investment in a restricted and illiquid security amounting to $480,865 or 0.33% of total investments , which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	01/31/17 Carrying Value Per Bond

$616,000	JAKKS Pacific Inc., 4.875% 06/01/20	09/21/15- 09/22/15	$670,554	$78.0625

(c)	Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$102,436,347	—	$102,436,347
Convertible Preferred Stocks:
Business Services	—	—	$602,260	602,260
Food and Beverage	—	904,375	—	904,375
Other Industries (a)	$9,601,335	—	—	9,601,335
Total Convertible Preferred Stocks	9,601,335	904,375	602,260	11,107,970
Mandatory Convertible Securities:				—
Computer Software and Services	—	1,330,400	—	1,330,400
Financial Services	2,006,800	3,706,950	—	5,713,750
Other Industries (a)	21,958,474	—	—	21,958,474
Total Mandatory Convertible Securities	23,965,274	5,037,350	—	29,002,624
Common Stocks (a)	1,324,013	—	—	1,324,013
TOTAL INVESTMENTS IN SECURITIES	$34,890,622	$108,378,072	$602,260	$143,870,954

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 20% of its net assets in securities that are illiquid. Illiquid securities include securities legally restricted as to resale. The sale of these securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Illiquid securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at January 31, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Chairman and
Chief Executive Officer, Associated Capital Group Inc.

Kinchen C. Bizzell, CFA Managing Director, CAVU Securities

Elizabeth C. Bogan, Ph.D
Senior Lecturer, Economics
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf
Former President &
Chief Executive Officer,
American Gaming Association

Daniel D. Harding, CFA
Managing General Director,
Global Equity Income Fund

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Kuni Nakamura
President,
Advanced Polymer, Inc.

Jane D. O’Keeffe
Portfolio Manager,
Gabelli Funds, LLC

Nicholas W. Platt
Former Managing Director,
FTI Consulting Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International Inc.

OFFICERS

Jane D. O’Keeffe
President

Agnes Mullady
Treasurer

Andrea R. Mango
Secretary & Vice President

Laurissa M. Martire
Ombudsman & Vice President

Wayne C. Pinsent, CFA
Ombudsman & Vice President

Richard J. Walz
Chief Compliance Officer

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

American Stock Transfer and
Trust Company

BCV Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bancroft Fund Ltd.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	3/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jane D. O’Keeffe
Jane D. O’Keeffe, Principal Executive Officer

Date	3/31/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/31/2017

* Print the name and title of each signing officer under his or her signature.